Fresh-Start Accounting- Schedule of Adjustments in Consolidated Balance Sheet (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Feb. 21, 2022	Jan. 20, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents	$ 336,000,000		$ 355,000,000				$ 312,000,000
Restricted cash	62,000,000		85,000,000				160,000,000
Accounts receivable, net	157,000,000		201,000,000				169,000,000
Amounts due from related parties, net	48,000,000		42,000,000				28,000,000
Other current assets	242,000,000		220,000,000				191,000,000
Total current assets	845,000,000		903,000,000				1,963,000,000
Investments in associated companies	58,000,000		64,000,000			$ (152,000,000)	27,000,000
Drilling units	1,900,000,000		1,882,000,000				1,777,000,000
Restricted cash	70,000,000		69,000,000				63,000,000
Deferred tax assets	8,000,000		10,000,000				11,000,000
Equipment	9,000,000		9,000,000				11,000,000
Other Assets, Noncurrent	33,000,000		42,000,000				27,000,000
Total non-current assets	2,078,000,000		2,076,000,000				1,916,000,000
Total assets	2,923,000,000		2,979,000,000				3,879,000,000
Trade accounts payable			59,000,000
Other current liabilities	241,000,000		291,000,000				230,000,000
Total current liabilities	337,000,000		350,000,000				1,237,000,000
Liabilities subject to compromise	0		0				6,235,000,000
Total debt	968,000,000		951,000,000				0
Deferred tax liabilities	8,000,000		6,000,000				9,000,000
Other non-current liabilities	161,000,000		173,000,000				114,000,000
Total non-current liabilities	1,116,000,000		1,130,000,000				123,000,000
Predecessor common shares of par value	500,000	$ 500,000	500,000		$ 10,038,444		10,038,444
Additional paid-in capital	1,499,000,000		1,499,000,000				3,504,000,000
Accumulated other comprehensive loss	3,000,000						(15,000,000)
Retained loss	(32,000,000)						(7,215,000,000)
Total equity/(deficit)	1,470,000,000	$ 1,503,000,000	1,499,000,000	$ (3,809,000,000)			(3,716,000,000)	$ (3,740,000,000)	$ (3,451,000,000)	$ (3,140,000,000)
Total liabilities and equity	$ 2,923,000,000		2,979,000,000				$ 3,879,000,000
Reorganization, chapter 11, predecessor, before adjustment
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents				281,000,000
Restricted cash				135,000,000
Accounts receivable, net				201,000,000
Amounts due from related parties, net				42,000,000
Other current assets				206,000,000
Total current assets				865,000,000
Investments in associated companies				81,000,000
Drilling units				1,778,000,000
Restricted cash				69,000,000
Deferred tax assets				9,000,000
Equipment				11,000,000
Other Assets, Noncurrent				13,000,000
Total non-current assets				1,961,000,000
Total assets				2,826,000,000
Trade accounts payable				59,000,000
Other current liabilities				222,000,000
Total current liabilities				281,000,000
Liabilities subject to compromise				6,237,000,000
Deferred tax liabilities				7,000,000
Other non-current liabilities				110,000,000
Total non-current liabilities				117,000,000
Predecessor common shares of par value				10,000,000
Additional paid-in capital				3,504,000,000
Accumulated other comprehensive loss				(1,000,000)
Retained loss				(7,322,000,000)
Total equity/(deficit)				(3,809,000,000)
Total liabilities and equity				2,826,000,000
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents				74,000,000
Restricted cash				(50,000,000)
Other current assets				(17,000,000)
Total current assets				7,000,000
Drilling units				(175,000,000)
Total non-current assets				(175,000,000)
Total assets				(168,000,000)
Other current liabilities				52,000,000
Total current liabilities				52,000,000
Liabilities subject to compromise				(6,237,000,000)
Total debt				951,000,000
Total non-current liabilities				951,000,000
Predecessor common shares of par value				(10,000,000)
Additional paid-in capital			1,499,000,000	(3,504,000,000)
Accumulated other comprehensive loss				1,000,000
Retained loss				7,080,000,000
Total equity/(deficit)			$ 1,499,000,000	5,066,000,000
Total liabilities and equity				(168,000,000)
Reorganization, chapter 11, fresh-start adjustment
Reorganization, Chapter 11 [Line Items]
Other current assets				31,000,000
Total current assets				31,000,000
Investments in associated companies				(17,000,000)
Drilling units				279,000,000
Deferred tax assets				1,000,000
Equipment				(2,000,000)
Other Assets, Noncurrent				29,000,000
Total non-current assets				290,000,000
Total assets				321,000,000
Other current liabilities				17,000,000
Total current liabilities				17,000,000
Liabilities subject to compromise				0
Deferred tax liabilities				(1,000,000)
Other non-current liabilities				63,000,000
Total non-current liabilities				62,000,000
Retained loss				242,000,000
Total equity/(deficit)				242,000,000
Total liabilities and equity				$ 321,000,000